UNPAID CLAIM AND CLAIM EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedules of Liability for Unpaid Claims and Claims Adjustment Expense
The liability for unpaid claims and claim expenses as of December 31, 2022 and 2021 is as follows:
Liability for Unpaid Claims and Claim Expenses

	December 31,
	2022	2021
	(in millions)
Gross Balance at January 1,	$78	$40
Less Reinsurance	23	15
Net Balance at January 1,	55	25

Incurred Claims (net) Related to:
Current Period	190	139
Prior Period	(6)	11
Total Incurred	184	150

Paid Claims (net) Related to:
Current Period	131	101
Prior Period	34	19
Total Paid	165	120

Net Balance at December 31,	74	55
Add Reinsurance	36	23
Gross Balance at December 31,	$110	$78
The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2022 and 2021:

December 31,
	2022	2021
(in millions)
Long-Term Disability Claim Development Table, net of reinsurance

Undiscounted LTD Incurred Claims, net of reinsurance	$57	$35
Subtract Cumulative LTD Paid Claims, net of reinsurance	(21)	(12)
Subtract Impact of LTD Discounting, net of reinsurance	(4)	(3)
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$32	$20

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$32	$20
Other short-duration contracts, net of reinsurance	42	35
Total liabilities for unpaid claim and claim expense, net of reinsurance	$74	$55

Reinsurance Recoverable on unpaid claims
Long-term disability	$33	$21
Other short-duration contracts	3	2
Total Reinsurance Recoverable	$36	$23

Total liability for unpaid claim and claim expense	$110	$78

Schedule of Long-Term Disability Development Tables
The table below presents incurred claims development as of December 31, 2022, net of reinsurance, cumulative claims frequency, and the total incurred but not reported liability (“IBNR”) for Equitable America’s long-term disability business:

	2022	2021	2020	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$2	$1	$2	$2	$2	$2		113
2018	4	4	4	4	5			191
2019	5	5	6	7				265
2020	8	9	10					371
2021	16	16						648
2022	22						$8	392
Cumulative LTD Incurred Claims	$57	$35	$22	$13	$7	$2	$8

The table below presents incurred claims development as of December 31, 2021, net of reinsurance, cumulative claims frequency, and total IBNR for Equitable America's long-term disability business:

	2021	2020	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$1	$2	$2	$2	$2		113
2018	4	4	4	5			191
2019	5	6	7				265
2020	9	10					371
2021	16					$5	391
Cumulative LTD Incurred Claims	$35	$22	$13	$7	$2	$5